NOTES PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt, gross		$ 1,420,137	$ 5,491,570
Unamortized debt discounts	$ 161,109	0	0
unamortized financing costs	368,661	196,837	7,444
Total notes payable, net of financing costs	9,486,095	6,140,592	5,484,126
Total notes payable	10,015,865	6,337,429
Unamortized debt discounts	(161,109)	0	0
Less current maturities	(6,543,511)	(4,720,455)	(4,034,865)
unamortized financing costs	(368,661)	(196,837)	(7,444)
Total Long-Term Debt	2,942,584	1,420,137	1,449,261
Promissory Note 3 [Member
Long-term debt, gross	$ 0	$ 0	509,145
Interest rate	12.00%	15.00%
Due date	May 03, 2024	Jan. 25, 2023
Secured Promissory Note [Member]
Long-term debt, gross	$ 1,779,337	$ 2,000,000	1,960,965
Interest rate	15.00%	17.50%
Due date	Dec. 26, 2024	Feb. 28, 2026
Promissory Note 1 [Member]
Long-term debt, gross	$ 0	$ 0	50,892
Interest rate	12.00%	14.00%
Due date	Oct. 31, 2023	Jan. 15, 2023
Promissory Note 4 [Member]
Long-term debt, gross	$ 207,803	$ 0	255,490
Interest rate	16.00%	15.00%
Due date	Jun. 30, 2024	Sep. 01, 2023
Promissory Note 5 [Member]
Long-term debt, gross	$ 181,104	$ 0	255,547
Interest rate	12.00%	15.00%
Due date	Feb. 14, 2024	Sep. 01, 2023
Convertible Note 2 [Member
Long-term debt, gross	$ 559,709	$ 0	0
Interest rate	12.00%
Due date	October 31, 2024	March 2024
Convertible Note 1 [Member]
Long-term debt, gross		$ 0	578,802
Interest rate		12.00%
Due dates		May, 2023
Convertible Note 3 [Member]
Long-term debt, gross	$ 566,624	$ 574,961	0
Interest rate	16.00%	15.00%
Due date	Dec. 18, 2024	Jun. 14, 2024
Convertible Note 4 [Member]
Long-term debt, gross	$ 79,116	$ 80,722	0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jun. 14, 2024
Convertible Note 5 [Member]
Long-term debt, gross	$ 79,116	$ 0	0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jul. 24, 2024
Promissory Note 6 [Member]
Long-term debt, gross	$ 574,055	$ 0	0
Interest rate	15.00%	12.00%
Due date	Nov. 22, 2024	Oct. 31, 2023
Convertible Note 6 [Member
Long-term debt, gross	$ 124,079	$ 114,781	0
Interest rate	12.00%	12.00%
Due date	Dec. 28, 2024	May 13, 2024
Convertible Note 7 [Member]
Long-term debt, gross		$ 569,391	0
Interest rate		12.00%
Due date		Oct. 31, 2024
Convertible Note 8 [Member]
Long-term debt, gross	$ 56,462	$ 0	0
Interest rate	12.00%	12.00%
Due date	Feb. 01, 2025	Dec. 18, 2024
Convertible Note 9 [Member]
Long-term debt, gross	$ 5,646	$ 0	0
Interest rate	12.00%	12.00%
Due date	Feb. 01, 2025	Dec. 19, 2024
Convertible Note 10 [Member]
Long-term debt, gross		$ 80,509	0
Interest rate		12.00%
Due date		Dec. 19, 2024
Convertible Note 11 [Member]
Long-term debt, gross		$ 0	0
Interest rate	16.00%	12.00%
Due date	Feb. 26, 2025	Dec. 28, 2024
Convertible Note 12 [Member]
Long-term debt, gross		$ 473,743	0
Interest rate		12.00%
Due date		Jun. 01, 2024
Promissory Note 7 [Member]
Long-term debt, gross		$ 2,000,000	0
Interest rate		15.00%
Due date		Dec. 26, 2024
Note Bearing 1 [Member]
Long-term debt, gross		$ 0	1,012,500
Interest rate	18.00%	15.00%
Due date	Oct. 01, 2026	Sep. 01, 2023
Note Bearing 2 [Member]
Long-term debt, gross		$ 0	506,250
Interest rate		15.00%
Due date		Sep. 01, 2023
Note Bearing 3 [Member]
Long-term debt, gross		$ 27,540	32,752
Interest rate		18.00%
Due date		Oct. 01, 2026
Promissory Note 2 [Member]
Long-term debt, gross		$ 0	$ 329,227
Interest rate		14.00%
Due date		Sep. 01, 2023
Convertible Note 1 [Member]
Long-term debt, gross	$ 1,315,330	$ 388,380
Interest rate	12.00%
Due date	May 13, 2024
Promissory Note 7 [Member
Long-term debt, gross	$ 520,901	$ 473,743
Interest rate	12.00%
Due date	Jul. 31, 2024